SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 vote shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2020 shares
Class of Stock
Directors elected (as a percent)	25.00%
Stock authorized for repurchase (in shares)				8.0
Stock repurchased (shares)	0.0	3.2	1.1
Stock repurchased (USD per share) | $ / shares		$ 51.00	$ 77.44
Value of stock repurchased | $		$ 165.6	$ 85.3
Share repurchase program, remaining authorized (in shares)	3.7
Common Stock, $0.0001 par value; authorized 1,600,000 shares; 84,831 and 84,465 shares issued and 80,481 and 80,115 shares outstanding at December 31, 2024 and 2023, respectively
Class of Stock
Number of votes | vote	1
Class B Common Stock, $0.0001 par value
Class of Stock
Number of votes | vote	10